Baird Equity Opportunity Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 89.6%		Shares	Value
Aerospace & Defense - 3.8%
Cadre Holdings, Inc.		83,041	$2,547,698

Building Products - 3.7%
Hayward Holdings, Inc. (a)		184,896	2,473,908

Chemicals - 1.9%
Neo Performance Materials, Inc.		80,475	1,271,541

Construction & Engineering - 3.7%
Valmont Industries, Inc.		6,235	2,491,319

Diversified Consumer Services - 4.0%
Mister Car Wash, Inc. (a)		392,279	2,734,185

Diversified Telecommunication Services - 6.2%
Globalstar, Inc. (a)		62,806	4,171,574

Electronic Equipment, Instruments & Components - 4.3%
Novanta, Inc. (a)		6,204	732,754
Teledyne Technologies, Inc. (a)		3,574	2,162,306
			2,895,060

Energy Equipment & Services - 3.1%
Oceaneering International, Inc. (a)		58,536	2,076,272

Entertainment - 1.5%
Madison Square Garden Sports Corp. (a)		3,104	997,626

Financial Services - 5.2%
Chime Financial, Inc. - Class A (a)		105,708	1,979,911
Toast, Inc. - Class A (a)		58,457	1,549,695
			3,529,606

Health Care Equipment & Supplies - 5.5%
LivaNova PLC (a)		23,717	1,507,453
Merit Medical Systems, Inc. (a)		32,125	2,214,376
			3,721,829

Health Care Providers & Services - 7.6%
HealthEquity, Inc. (a)		36,881	3,082,145
NeoGenomics, Inc. (a)		273,810	2,031,670
			5,113,815

Hotels, Restaurants & Leisure - 12.9%
Norwegian Cruise Line Holdings Ltd. (a)		147,328	2,755,034
Papa John's International, Inc.		16,850	546,108
Sportradar Group AG - Class A (a)		280,243	4,691,268
Sweetgreen, Inc. - Class A (a)		146,691	761,326
			8,753,736

Interactive Media & Services - 3.0%
ZoomInfo Technologies, Inc. (a)		336,486	2,012,186

Leisure Products - 0.6%
Clarus Corp.		160,005	435,214

Machinery - 7.6%
Flowserve Corp.		20,426	1,501,515
RBC Bearings, Inc. (a)(b)		6,755	3,668,776
			5,170,291

Real Estate Management & Development - 2.5%
CoStar Group, Inc. (a)		42,723	1,723,446

Semiconductors & Semiconductor Equipment - 1.6%
Astera Labs, Inc. (a)		9,657	1,058,407

Software - 10.9%
BILL Holdings, Inc. (a)(b)		94,719	3,627,738
NCR Voyix Corp. (a)(e)		586,588	3,713,102
			7,340,840
TOTAL COMMON STOCKS (Cost $59,325,901)			60,518,553

EXCHANGE TRADED FUNDS - 3.9%		Shares	Value
State Street SPDR S&P Biotech ETF		20,583	2,629,067
TOTAL EXCHANGE TRADED FUNDS (Cost $1,796,838)			2,629,067

PURCHASED OPTIONS - 0.2%	Notional Amount	Contracts	Value
Call Options - 0.2% (c)(d)
ADT, Inc., Expiration: 05/15/2026; Exercise Price: $10.00	488,151	743	1,857
Global Payments, Inc., Expiration: 05/15/2026; Exercise Price: $100.00	1,534,440	228	8,550
NCR Voyix Corp.
Expiration: 12/18/2026; Exercise Price: $10.00 (e)	46,842	74	3,700
Expiration: 12/18/2026; Exercise Price: $12.50 (e)	538,683	851	27,232
NeoGenomics, Inc., Expiration: 12/18/2026; Exercise Price: $10.00	28,196	38	3,325
Norwegian Cruise Line Holdings Ltd., Expiration: 05/15/2026; Exercise Price: $22.00	1,539,010	823	55,141
TOTAL PURCHASED OPTIONS (Cost $240,194)			99,805

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 6.1%		Shares	Value
First American Government Obligations Fund - Class U, 3.60% (f)		4,144,356	4,144,356
TOTAL MONEY MARKET FUNDS (Cost $4,144,356)			4,144,356

TOTAL INVESTMENTS - 99.8% (Cost $65,507,289)			67,391,781
Other Assets in Excess of Liabilities - 0.2%			157,305
TOTAL NET ASSETS - 100.0%			$67,549,086

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of March 31, 2026 was $4,122,320 which represents 6.1% of net assets.

(c)	100 shares per contract.
(d)	Exchange-traded.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Baird Equity Opportunity Fund
Schedule of Written Options
March 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.0)% (a)	Notional Amount	Contracts	Value
Call Options - (0.0)%
NCR Voyix Corp., Expiration: 12/18/2026; Exercise Price: $17.50 (b)(c)	$(538,683)	(851)	$(25,530)
TOTAL WRITTEN OPTIONS (Premiums received $9,554)			$(25,530)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Baird Equity Opportunity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$60,518,553	$–	$–	$60,518,553
Exchange Traded Funds	2,629,067	–	–	2,629,067
Purchased Options	86,073	13,732	–	99,805
Money Market Funds	4,144,356	–	–	4,144,356
Total Investments	$67,378,049	$13,732	$–	$67,391,781

Liabilities:
Investments:
Written Options	$–	$(25,530)	$–	$(25,530)
Total Investments	$–	$(25,530)	$–	$(25,530)

Refer to the Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.